Financial Risk Management - Summary of Details of Financial Assets and Liabilities in Foreign Currencies (Detail)
€ in Thousands, ₫ in Thousands, ฿ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, zł in Thousands, XDR in Thousands, XAF in Thousands, Tsh in Thousands, SFr in Thousands, P in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions, лв in Millions, RM in Millions
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XDR	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 RWF (FRw)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 TZS (Tsh)	Dec. 31, 2022 BWP (P)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 BGN (лв)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 XDR	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 RWF (FRw)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 TZS (Tsh)	Dec. 31, 2021 BWP (P)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 XDR	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 RWF (FRw)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 TZS (Tsh)	Dec. 31, 2020 BWP (P)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 XAF	Dec. 31, 2020 SGD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets															₩ 13,766,638															₩ 11,129,720
Financial liabilities															₩ 18,825,390															₩ 16,915,572
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 106,426	XDR 255	¥ 32,801	£ 30	€ 185	FRw 15,521	฿ 265	Tsh 1,464	P 183	$ 37	₫ 280,226	$ 448	RM 1	лв 62		$ 245,759	XDR 255	¥ 29,227		€ 3,943	FRw 586	฿ 2,160	Tsh 1,644	P 93		₫ 257,895	$ 13				$ 400,046	XDR 255	¥ 209,376	€ 316	¥ 458	FRw 646	฿ 535	Tsh 1,019	P 212		zł 26	₫ 242,370	XAF 16,229	$ 6
Financial liabilities	$ 2,336,607	XDR 722	¥ 400,002	£ 83	€ 7,832	FRw 13,025						$ 284,000				$ 2,302,642	XDR 722	¥ 30,000,763	£ 1,005	€ 10,801					$ 105		$ 284,000	$ 226	SFr 161		$ 1,937,935	XDR 728	¥ 46,000,009	€ 162	¥ 491					$ 198				$ 284,000